Other Financial Assets	12 Months Ended
Dec. 31, 2022
Other Financial Assets [Abstract]
Other Financial Assets	Other Financial Assets
Other financial assets consist of restricted cash held, which represents amounts that are reserved as collateral against letters of credit with a bank that are issued for the benefit of a landlord in lieu of a security deposit for office space leased by the Group. Information regarding restricted cash was as follows:

	2022 $000s	2021 $000s
As of December 31,
Restricted cash	2,124	2,124
Total other financial assets	2,124	2,124